Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Appropriations	¥ 18,183	¥ 8,656	¥ 4,121
Accumulated reserves	33,208	¥ 15,025	¥ 6,369
Net assets not available for dividends	¥ 719,063